Property and equipment (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2016
Loss on disposal of leasehold improvement		¥ 10,286
Disposal Group Net Book Value Property and Equipment Transferred Out	¥ 23,433